Net Income Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Basic:
Income from continuing operations available to common stockholders											$ 32,256		$ 32,251		$ 72,545
Income from continuing operations available to common stockholders (in shares)											32,541,792		29,667,064		27,269,547
Income from continuing operations available to common stockholders (in dollars per share)											$ 0.99		$ 1.09		$ 2.66
Income from discontinued operations											8,112		1,513		9,655
Income from discontinued operations (in shares)											32,541,792		29,667,064		27,269,547
Income from discontinued operations (in dollars per share)											$ 0.25		$ 0.05		$ 0.35
Income available to common stockholders	13,937		7,688	10,325	8,418	4,778		6,377	9,482	13,127	40,368		33,764		82,200
Income available to common stockholders (in dollars per share)	$ 0.42		$ 0.23	$ 0.32	$ 0.27	$ 0.16		$ 0.21	$ 0.32	$ 0.45	$ 1.24		$ 1.14		$ 3.01
Effect of Dilutive Securities											0	[1]	0	[1]	4,224	[1]
Effect of Dilutive Securities (in shares)											86,922	[1]	67,319	[1]	2,477,067	[1]
Diluted:
Income from continuing operations available to common stockholders											32,256	[1]	32,251	[1]	72,545	[1]
Add: noncontrolling interests OP unitholders	0	[2]				0	[2]				0	[2]	0	[2]	3,419	[2]
Adjusted income from continuing operations available to common stockholders											32,256	[1]	32,251	[1]	75,964	[1]
Adjusted income from continuing operations available to common stockholders (in shares)											32,628,714	[1]	29,734,383	[1]	29,746,614	[1]
Adjusted income from continuing operations available to common stockholders (in dollars per share)											$ 0.99	[1]	$ 1.09	[1]	$ 2.56	[1]
Income (loss) from discontinued operations available to common stockholders											8,112		1,513		9,655
Add: noncontrolling interests OP unitholders	0	[2]				0	[2]				0	[2]	0	[2]	805	[2]
Adjusted income from discontinued operations available to common stockholders											8,112		1,513		10,460
Adjusted income from discontinued operations available to common stockholders (in shares)											32,628,714		29,734,383		29,746,614
Adjusted income from discontinued operations available to common stockholders (in dollars per share)											$ 0.25		$ 0.05		$ 0.35
Total income (Diluted)											$ 40,368		$ 33,764		$ 86,424
Total income per common share amount (in dollars per share)	$ 0.42		$ 0.23	$ 0.32	$ 0.27	$ 0.16		$ 0.21	$ 0.32	$ 0.45	$ 1.24		$ 1.14		$ 2.91
Convertible Limited Partnership Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted convertible limited partnership units											2,231,807		2,293,886		2,447,751
Anti-dilutive securities (in shares)											2,231,807		2,293,886		2,447,751
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted convertible limited partnership units											175,500		123,164		260,736
Anti-dilutive securities (in shares)											175,500		123,164		260,736

[1]	Weighted convertible limited partnership units of 2,231,807 and 2,293,886, which include vested Series Z incentive units, for the years ended December 31, 2011 and 2010, respectively, were not included in the determination of diluted EPS because they were anti-dilutive. Weighted convertible limited partnership units of 2,447,751, which include vested Series Z incentive units, for the year ended December 31, 2009, were included in the determination of diluted EPS because they were dilutive. The Company has the ability to redeem DownREIT limited partnership units for cash and does not consider them to be potentially dilutive securities. Stock options of 175,500; 123,164; and 260,736 for the years ended December 31, 2011, 2010, and 2009, respectively, were not included in the diluted earnings per share calculation because the exercise price of these options were greater than the average market price of the common shares for the years ended and, therefore, were anti-dilutive. All shares of cumulative convertible preferred stock Series G have been excluded from diluted earnings per share for the years ended 2011, 2010, and 2009 respectively, as the effect was anti-dilutive.
[2]	For the year ended December 31, 2009, net income allocated to convertible limited partnership units including vested Series Z units have been included in income available to common stock holders for the calculation of net income per common share since these units are included in the diluted weighted average common shares for the that year as discussed in (1) above.